Cash, Cash Equivalents and Restricted Cash by Category - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Cash and cash equivalents	$ 762,341	$ 113,216	$ 39,001	$ 22,822
Other assets	2,829	2,193	2,193	2,774
Total cash, cash equivalents and restricted cash	$ 764,534	$ 115,409	$ 41,194	$ 25,596	$ 33,632